VIRTUS KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Preferred Stock—0.9%
Information Technology—0.9%
Security Scorecard, Inc. Series E(1)(2)(3)	4,019,250	$ 14,834
Total Preferred Stock (Identified Cost $20,301)		14,834

Common Stocks—98.5%
Communication Services—3.9%
ROBLOX Corp. Class A(2)	408,399	18,672
Trade Desk, Inc. (The) Class A(2)	580,505	41,773
		60,445

Consumer Discretionary—21.6%
Domino’s Pizza, Inc.	76,218	31,419
Global-e Online Ltd.(2)	964,460	38,221
MercadoLibre, Inc.(2)	38,811	60,993
Murphy USA, Inc.	48,661	17,351
On Holding AG Class A(2)	491,155	13,246
Pool Corp.	111,879	44,607
Rollins, Inc.	611,051	26,685
Ross Stores, Inc.	245,955	34,038
SiteOne Landscape Supply, Inc.(2)	314,307	51,075
Ulta Beauty, Inc.(2)	30,151	14,774
		332,409

Consumer Staples—13.5%
Brown-Forman Corp. Class B	553,389	31,599
Celsius Holdings, Inc.(2)	1,945,013	106,042
Freshpet, Inc.(2)	310,483	26,938
McCormick & Co., Inc. Non-voting Shares	237,056	16,219
Monster Beverage Corp.(2)	447,040	25,754
		206,552

Energy—4.2%
Devon Energy Corp.	256,722	11,630
Diamondback Energy, Inc.	217,068	33,663
Halliburton Co.	540,144	19,526
		64,819

Financials—8.8%
FleetCor Technologies, Inc.(2)	87,053	24,602
Goosehead Insurance, Inc. Class A(2)	644,955	48,888
MarketAxess Holdings, Inc.	63,842	18,696
T. Rowe Price Group, Inc.	238,370	25,670
Toast, Inc. Class A(2)	976,245	17,826
		135,682

Health Care—9.2%
HealthEquity, Inc.(2)	222,733	14,767
IDEXX Laboratories, Inc.(2)	78,167	43,387
Mettler-Toledo International, Inc.(2)	32,437	39,345
STAAR Surgical Co.(2)	251,066	7,836
Zoetis, Inc. Class A	182,766	36,072
		141,407

	Shares	Value

Industrials—10.8%
Equifax, Inc.	196,767	$ 48,658
Fair Isaac Corp.(2)	86,799	101,035
Paycom Software, Inc.	78,546	16,237
		165,930

Information Technology—24.0%
Amphenol Corp. Class A	563,293	55,839
BILL Holdings, Inc.(2)	264,380	21,571
Cloudflare, Inc. Class A(2)	338,880	28,215
Datadog, Inc. Class A(2)	271,402	32,943
DoubleVerify Holdings, Inc.(2)	814,874	29,971
Gartner, Inc.(2)	188,490	85,030
Lattice Semiconductor Corp.(2)	225,236	15,539
MongoDB, Inc. Class A(2)	96,580	39,487
Roper Technologies, Inc.	42,758	23,310
Teradyne, Inc.	336,601	36,528
		368,433

Real Estate—2.5%
CoStar Group, Inc.(2)	434,227	37,947
Total Common Stocks (Identified Cost $872,699)		1,513,624

Total Long-Term Investments—99.4% (Identified Cost $893,000)		1,528,458

TOTAL INVESTMENTS—99.4% (Identified Cost $893,000)		$1,528,458
Other assets and liabilities, net—0.6%		8,587
NET ASSETS—100.0%		$1,537,045

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	All or a portion of the security is restricted.

Country Weightings†
United States	93%
Brazil	4
Israel	2
Switzerland	1
Total	100%
† % of total investments as of December 31, 2023.
See Notes to Schedule of Investments

VIRTUS KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stock	$14,834	$—	$14,834
Common Stocks	1,513,624	1,513,624	—
Total Investments	$1,528,458	$1,513,624	$14,834
There were no securities valued using significant observable inputs (Level 2) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stocks
Investments in Securities
Balance as of September 30, 2023:	$ 25,097	$ 25,097
Net realized gain (loss)	(6,390)	(6,390)
Net change in unrealized appreciation (depreciation)(a)	9,436	9,436
Sales(b)	(13,309)	(13,309)
Balance as of December 31, 2023	$ 14,834	$ 14,834
(a) The net change in unrealized appreciation (depreciation) on investments still held at December 31, 2023, was $9,436.
(b) Includes paydowns on securities.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2023:
Investments in Securities – Assets	Ending Balance at December 31, 2023	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
Security Scorecard, Inc. Series E	$14,834	Market and Company Comparables	EV Multiples	7.83x (2.69x - 23.35x)
				7.66x (2.68x - 21.93x)
			Illiquidity Discount	15%
See Notes to Schedule of Investments

VIRTUS KAR Mid-Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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